FINANCIAL INSTRUMENTS - Long-term debt (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Assets:
Current portion of investment	¥ 1,084	¥ 1,063
Trade accounts receivable	2,795,855	1,541,422
Investments	225,360
Liabilities:
Trade accounts payable	1,634,514	432,188
Carrying Amount
Liabilities:
Short- term bank borrowing	52,000	36,000
Long-term debt:
Bank borrowings	4,335,360	1,224,668
Fair Value
Liabilities:
Short- term bank borrowing	52,000	36,000
Long-term debt:
Bank borrowings	¥ 4,294,286	¥ 1,226,651